Segment information - Revenue by product type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	$ 3,359,984	$ 3,101,175	$ 2,914,180
Wafers
Disclosure of products and services [line items]
Revenue	3,031,770	3,038,947	2,803,819
Mask making, testing and others
Disclosure of products and services [line items]
Revenue	$ 328,214	$ 62,228	$ 110,361